Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2021	2020
Income before income taxes	$60,693	$60,472
Equity earnings in affiliates and joint ventures	(21,860)	(7,740)
	$38,833	$52,732
Tax rate	23.00%	23.00%
Expected expense	$8,932	$12,128
Adjustments related to:
Stock-based compensation	1,043	(113)
Foreign tax rate differential	233	—
Other	(923)	(751)
Total income tax expense	$9,285	$11,264

Current income tax expense	$1,000	$—
Deferred income tax expense	8,285	11,264
Total income tax expense	$9,285	$11,264
The deferred tax assets and liabilities are summarized below:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Non-capital and net capital loss carryforwards	$40,367	$40,758
Finance lease obligations	24,785	27,736
Stock-based compensation	4,029	2,872
Other	2,093	1,990
Subtotal	$71,274	$73,356
Less: valuation allowance	—	(391)
	$71,274	$72,965

Deferred tax liabilities:
Contract assets	$932	$1,524
Property, plant and equipment	124,265	117,768
Other	2,277	1,461
	$127,474	$120,753

Net deferred income tax liability	$56,200	$47,788
Classified as:

	December 31, 2021	December 31, 2020
Deferred tax asset	$—	$16,407
Deferred tax liability	(56,200)	(64,195)
	$(56,200)	$(47,788)
The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, multiple provincial jurisdictions, the U.S. federal jurisdiction, three U.S state jurisdictions and the Australia federal jurisdiction.
At December 31, 2021, the Company has a deferred tax asset of $40,367 resulting from non-capital loss carryforwards of $175,509, which expire as follows:

December 31, 2021
2026	3
2027	278
2032	176
2033	9,095
2036	1,213
2037	17,799
2038	86,979
2039	37,798
2040	18,188
2041	3,980
$175,509